Note 7 - Senior Secured Convertible Promissory Note (Details Textual) - Senior Secured Convertible Promissory Note [Member] $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument, Convertible, Number Issued	23	13
Debt Instrument, Face Amount	$ 47.2	$ 28.0
Proceeds from Issuance of Debt	$ 19.2	$ 24.2
Debt Instrument, Interest Rate, Stated Percentage	25.00%
Debt Instrument, Term (Month)	1 year
Debt Instrument, Interest Rate, Maximum Default Percentage	27.00%